Note 18 - Asset Acquisition - Assets Acquired and Liabilities Assumed in New Caste Country Club Acquisition (Details) - New Castle Country Club [Member] $ in Thousands	May 13, 2019 USD ($)
Building and land	$ 854
Operating lease right-of-use assets	126
Prepaid real estate taxes	23
Total assets acquired:	1,003
Assets Acquisition Recognized Identifiable Assets Acquired and Liabilities Assumed, Commercial Mortgage	653
Assets Acquisition Recognized Identifiable Assets Acquired and Liabilities Assumed, Demand Line of Credit	134
Obligations under operating leases	126
Total liabilities assumed	913
Total consideration	$ 90